GUIDESTONE FUNDS

Supplement dated December 28, 2017

to

Prospectus dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.	PORTFOLIO MANAGER CHANGE FOR THE
GLOBAL REAL ESTATE SECURITIES FUND

In the section disclosing “Sub-Advisers and Portfolio Managers” for the Global Real Estate Securities Fund on page 103, the disclosure for Heitman Real Estate Securities LLC, Heitman International Real Estate Securities HK Limited and Heitman International Real Estate Securities GmbH is deleted in its entirety and replaced with the following:

Heitman Real Estate Securities LLC, Heitman International Real Estate Securities HK Limited and Heitman International Real Estate Securities GmbH
Jerry Ehlinger, CFA Managing Director and Portfolio Manager – North America	Since December 2013
John White Managing Director and Portfolio Manager – Asia-Pacific	Since September 2013
Jacques Perdrix Senior Vice President and Portfolio Manager – Europe	Since November 2017
Andreas Welter Senior Vice President and Portfolio Manager – Europe	Since November 2017

In the section disclosing “Sub-Advisers,” the following disclosure pertaining to Heitman Real Estate Securities LLC, Heitman International Real Estate Securities HK Limited and Heitman International Real Estate Securities GmbH for the Global Real Estate Securities Fund, on page 169, is deleted in its entirety and replaced with the following:

Heitman Real Estate Securities LLC (“HRES”), Heitman International Real Estate Securities HK Limited (“HIRES HK”) and Heitman International Real Estate Securities GmbH (“HIRES GmbH”) (together, “Heitman”) are located at 191 North Wacker Drive, Suite 2500, Chicago, Illinois 60606, at 15/F LHT Tower, 31 Queen’s Road, Central, Hong Kong and at Maximillianstrasse 35A, 80539, Munich, Germany, respectively. HRES, HIRES HK and HIRES GmbH are affiliated companies under common control jointly managing an assigned portion of the Global Real Estate Securities Fund, with HRES primarily responsible for the portfolio account and HIRES HK and HIRES GmbH responsible for providing advice regarding management of foreign real estate securities investments. Heitman was founded in 1966 in Chicago and as of December 31, 2016, had approximately $36.4 billion in assets under management. Heitman’s real estate securities team consists of over 20 investment professionals situated in offices around the globe. The team is led by four portfolio managers: Jerry Ehlinger, CFA, Managing Director and Portfolio Manager — North America; John White, Managing Director and Portfolio Manager — Asia-Pacific; Jacques Perdrix, Senior Vice President and Portfolio Manager – Europe; and Andreas Welter, Senior Vice President and Portfolio Manager – Europe. The four portfolio

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managers work to carry out the firm’s highly specialized investment process and are responsible for defining the global investment themes and risk management. Messrs. White, Perdrix and Welter have five years or more service with Heitman. Mr. Ehlinger joined the firm in 2013, and prior to 2013, he served as Lead Portfolio Manager and Head of Real Estate Securities, Americas at RREEF America L.L.C. for nine years. Mr. White joined Heitman in 2010.

II.	PORTFOLIO MANAGER CORRECTION FOR THE GROWTH EQUITY FUND

In the section disclosing “Sub-Advisers and Portfolio Managers” for the Growth Equity Fund on page 112, the disclosure for ClearBridge Investments, LLC is deleted in its entirety and replaced with the following:

ClearBridge Investments, LLC
Peter Bourbeau Managing Director and Portfolio Manager	Since June 2017
Margaret Vitrano Managing Director and Portfolio Manager	Since June 2017

III.	CHANGE TO PORTFOLIO HOLDINGS INFORMATION

The section on page 188 of the Prospectus titled “Portfolio Holdings” is deleted in its entirety and replaced with the following:

Portfolio Holdings

Each Fund (except the Money Market Fund) publishes on the Funds’ website (GuideStoneFunds.com) complete portfolio holdings for the Fund as of the end of each fiscal quarter, subject to a 15 calendar-day lag between the date of the information and the date on which the information is disclosed. The Funds may however, at their discretion, publish these holdings earlier than 15 calendar days, if deemed necessary by the Funds. In addition, the Funds may publish on their website quarter-end portfolio characteristics data subject to a 15 calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website at least until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. The Money Market Fund publishes its complete schedule of portfolio holdings on a monthly basis on the Funds’ website. In addition, a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in their SAI and on the Funds’ website at GuideStoneFunds.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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GUIDESTONE FUNDS

Supplement dated December 28, 2017

to

Statement of Additional Information (“SAI”) dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.

I.	PORTFOLIO MANAGER CHANGE FOR THE GLOBAL REAL ESTATE SECURITIES FUND

The “Other Accounts Managed” chart, beginning on page 68, is amended as follows to update the information for Heitman Real Estate Securities LLC, Heitman International Real Estate Securities HK Limited and Heitman International Real Estate Securities GmbH. This information is current as of December 31, 2016, except as noted.

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.

For other accounts managed by Portfolio Manager(s)
within each category below, number of accounts and the
total assets in the accounts with respect to which the
advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Heitman Real Estate Securities LLC, Heitman International Real Estate Securities HK Limited and Heitman International Real Estate Securities GmbH
Jerry Ehlinger, CFA	N/A	N/A	N/A	N/A	34	$3,704	N/A	N/A	N/A	N/A	2	$165
John White	N/A	N/A	N/A	N/A	34	$3,704	N/A	N/A	N/A	N/A	1	$ 2
Jacques Perdrix*	N/A	N/A	N/A	N/A	38	$4,382	N/A	N/A	N/A	N/A	2	$173
Andreas Welter*	N/A	N/A	N/A	N/A	38	$4,382	N/A	N/A	N/A	N/A	2	$173

*Information is current as of September 30, 2017.

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II.	CHANGE TO PORTFOLIO HOLDINGS INFORMATION

The section beginning on page 113 of the SAI titled “Portfolio Holdings Information” is deleted in its entirety and replaced with the following:

Portfolio Holdings Information

It is the Trust’s policy to protect the confidentiality of the Funds’ current portfolio holdings information and to prevent the selective disclosure and misuse of such information. The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees. It is prohibited for the Trust, GuideStone Capital Management, LLC (the “Adviser”), the Adviser’s affiliates or any other person to receive compensation in connection with their disclosure of the Funds’ portfolio holdings information.

Each Fund will publicly disclose its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission (“SEC”). The Funds also may disclose portfolio holdings information as required by law or in response to requests from regulators. In accordance with SEC regulatory requirements, each Fund (except the Money Market Fund) files a complete schedule of its portfolio holdings with the SEC for each semi-annual and annual period of its fiscal year on Form N-CSR and for the first and third quarters of each fiscal year on Form N-Q. In addition, the GuideStone Money Market Fund files a complete schedule of its portfolio holdings with the SEC on a monthly basis on Form N-MFP. Each Fund (except for the Money Market Fund) also includes a schedule of its portfolio holdings in its annual and semi-annual reports to shareholders.

These reports (1) are available on the SEC’s website at www.sec.gov; and (2) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330). The Trust’s annual and semi-annual reports to shareholders are available without charge on the Trust’s website (GuideStoneFunds.com). A Fund’s portfolio holdings information is publicly available at the time such information is filed with the SEC.

Each Fund, other than the Money Market Fund, may post on the Trust’s website a detailed list of the Fund’s portfolio holdings as of the end of each calendar quarter fifteen calendar days after the end of the quarter. The Money Market Fund publishes its complete schedule of portfolio holdings on a monthly basis on the Trust’s website. Fund holdings information that is posted to the Trust’s website will remain available on the website at least until the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the website information is current. A Fund may publish on the website complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so. Each Fund may also distribute analytical or portfolio characteristics data that is based on its quarter-end portfolio holdings provided that (1) at least fifteen calendar days have elapsed since the quarter-end to which the information relates and (2) the information has been made publicly available via the Trust’s website or otherwise (but not earlier than the fifteen calendar day restriction).

Each Fund may disclose current, non-public portfolio holdings information as frequently as daily as part of the legitimate business purposes of each Fund to service providers that have contracted to provide services to the Trust and to other organizations. The entities to which each Fund provides non-public holdings information are subject to a duty of confidentiality either by explicit agreement or by virtue of their respective duties to each Fund, and include:

a)	the Adviser;

b)	Sub-adviser(s) to the Funds, including newly hired sub-advisers prior to the commencement of duties;

c)	Administrator to the Funds;

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d)	Fund Accountant;

e)	Auditors of the Funds;

f)	Legal counsel to the Funds and the independent Trustees;

g)	Custodian or sub-custodian to the Funds;

h)	Companies that provide research and analytical services to the Funds, the Adviser or a Sub-adviser;

i)	Pricing services employed by the Funds;

j)	Proxy voting services employed by the Funds;

k)

Broker–dealers who provide execution or research services for the Funds (including identifying potential buyers and sellers for securities that are held by the Funds, and including transition management services);

l)	Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or the price is determined to be unreliable;

m)	Financial printer employed by the Funds;

n)	Securities lending agent employed by the Funds;

o)	Index providers to the Funds; and

p)	Companies that provide other services that are deemed to be beneficial to the Funds.

The Funds may distribute (or authorize a service provider to distribute) complete or partial lists of portfolio holdings to ratings and ranking agencies or organizations (such as Morningstar, Inc.) for a legitimate business purpose (which shall not include the receipt of compensation as consideration for the disclosure). The information is provided no earlier than 5 business days following the completion of the most recent quarter.

On a case-by-case basis, the Trust’s President (Principal Executive Officer) or Treasurer (Chief Financial Officer), subject to the approval of the Trust’s Chief Compliance Officer (“CCO”), may approve the disclosure of additional portfolio holdings information if such disclosure is determined to be in the best interests of Fund shareholders. The approval of the release of non-public portfolio holdings information by the Trust’s CCO must be based on a determination that such disclosure is in the best interests of the Funds and their shareholders, that there is a legitimate business purpose for such disclosure and that the party receiving the information is subject to a duty to treat the information confidentially and a duty not to trade on such information.

The Trust’s CCO monitors and reviews any potential conflicts between the interests of the Funds’ shareholders and those of the Adviser, the Funds’ principal underwriter, or any affiliated persons of the Funds, the Adviser or the Funds’ principal underwriter, that may arise from the potential release of the Funds’ non-public portfolio holdings information. Such potential conflicts of interest will be addressed by the CCO based on the best interests of the Funds’ shareholders.

The Board receives reports from the Trust’s CCO relating to material violations of, or waivers granted pursuant to, the Funds’ portfolio holdings disclosure policies, and receives reports concerning any potential conflicts of interest and the resolution of such matters. The policies of a Fund’s sub-adviser are monitored by the sub-adviser’s compliance staff. Material violations of the sub-adviser’s policy will be reported to the Funds’ CCO.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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